Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries and related expenses included in:
Operating expenses and cost of services	$ 218,283	$ 145,330	$ 137,990
General and administrative expenses	192,999	115,349	105,354
Total personnel expenses	$ 411,282	$ 260,679	$ 243,344